FINANCIAL LIABILITIES - Narratives (Details) € in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€) loan item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2016 EUR (€)
FINANCIAL LIABILITIES
Cash payments		€ 81,871	€ 5,880	€ 1,911
Borrowings remaining amount		€ 48,244	€ 162,860
Loans from debt funds
FINANCIAL LIABILITIES
Number of loans | loan		5
Number of loan providers | item		2
Loans from banks
FINANCIAL LIABILITIES
Number of loans | loan		2
Number of loans repaid | loan		3
Loans from other third parties
FINANCIAL LIABILITIES
Cash payments	€ 1,234
Interest rate margin	3.00%
Debt term	2 years
Loans from shareholders
FINANCIAL LIABILITIES
Interest rate margin		1.00%
Loans waived					€ 5,000
Borrowings remaining amount		€ 19,854,000
Borrowing floor rate		0.25%
Loans from Shareholder One
FINANCIAL LIABILITIES
Loan facilities					15,000
Loans from Shareholder Two
FINANCIAL LIABILITIES
Loan facilities					€ 11,000